Share-Based Compensation - Summary of Options Outstanding and Exercisable (Parenthetical) (Detail)	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	$ 11.65	$ 11.66
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	13.63	13.62	$ 13.62	$ 14.73
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	6.54	6.53
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	5.51	5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	12.85	12.85
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	12.65	12.65
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	15.95	15.95
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	15.94	15.94
Bottom of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	5.51	5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	5.51	5.51
Bottom of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	9.78	9.78
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	9.78	9.78
Bottom of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	14.76	14.76
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	14.76	14.76
Top of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	9.77	9.77
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	9.77	9.77
Top of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	14.75	14.75
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	14.75	14.75
Top of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options | (per share)	16.12	16.12
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement | (per share)	$ 16.12	$ 16.12